Employee Benefits and Equity-Based Compensation (Awards Activity) (Details) (Equity Incentive Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning (in shares)	82,948	43,960	0
Awards granted (in shares)	46,536	49,104	46,069
Awards vested (in shares)	(5,712)	(9,333)	0
Awards forfeited (in shares)	(21,432)	(783)	(2,109)
Ending (in shares)	102,340	82,948	43,960
Beginning (in dollars per share)	$ 28.59	$ 21.91	$ 0
Awards granted (in dollars per share)	$ 41.35	$ 34.41	$ 21.97
Awards vested (in dollars per share)	$ 35.87	$ 27.25	$ 0
Total fair value of awards vested during the period	$ 205	$ 254	$ 0
Awards forfeited (in dollars per share)	$ 29.82	$ 34.40	$ 20.60
Ending (in dollars per share)	$ 33.79	$ 28.59	$ 21.91